UNAUDITED QUARTERLY FINANCIAL DATA (Details) - USD ($)	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Limited Partners' Capital Account [Line Items]
Revenues	$ 102,986,000	$ 84,784,000	$ 85,984,000	$ 79,381,000	$ 85,599,000	$ 77,353,000	$ 71,847,000	$ 62,014,000		$ 353,135,000	$ 296,813,000	$ 174,423,000
Net (loss) income attributable to SMLP	(37,686,000)	6,113,000	4,036,000	3,545,000	16,345,000	6,691,000	8,068,000	12,480,000		(23,992,000)	43,584,000	17,614,000
Less: net (loss) income attributable to general partner, including IDRs	689,000	1,204,000	801,000	431,000	490,000	134,000	161,000	250,000		3,125,000	1,035,000	352,000
Net (loss) income attributable to limited partners	(38,375,000)	$ 4,909,000	$ 3,235,000	$ 3,114,000	$ 15,855,000	$ 6,557,000	$ 7,907,000	$ 12,230,000		(27,117,000)	42,549,000	17,262,000
(Loss) earnings per limited partner unit:
Goodwill impairment	54,200,000								$ 0	54,199,000	0	0
Long-lived asset impairment	$ 5,500,000									5,505,000	0	0
Common units
Limited Partners' Capital Account [Line Items]
Net (loss) income attributable to limited partners										$ (16,324,000)	$ 23,227,000	$ 8,632,000
(Loss) earnings per limited partner unit:
Basic (in dollars per share)	$ (0.65)	$ 0.08	$ 0.05	$ 0.08	$ 0.30	$ 0.12	$ 0.16	$ 0.25		$ (0.49)	$ 0.86	$ 0.35
Diluted (in dollars per share)	(0.65)	0.08	0.05	0.08	0.29	0.12	0.16	0.25		$ (0.49)	$ 0.86	$ 0.35
Subordinated units
Limited Partners' Capital Account [Line Items]
Net (loss) income attributable to limited partners										$ (10,793,000)	$ 19,322,000	$ 8,630,000
(Loss) earnings per limited partner unit:
Basic (in dollars per share)	(0.65)	0.08	0.05	0.02	0.30	0.12	0.16	0.25		$ (0.44)	$ 0.79	$ 0.35
Diluted (in dollars per share)	$ (0.65)	$ 0.08	$ 0.05	$ 0.02	$ 0.30	$ 0.12	$ 0.16	$ 0.25		$ (0.44)	$ 0.79	$ 0.35
Scenario, Previously Reported
Limited Partners' Capital Account [Line Items]
Revenues	$ 94,658,000	$ 79,030,000	$ 80,796,000	$ 76,202,000	$ 69,299,000	$ 63,096,000	$ 59,285,000	$ 43,595,000
Polar Midstream and Epping | Adjustment
Limited Partners' Capital Account [Line Items]
Revenues	$ 8,328,000	$ 5,754,000	$ 5,188,000	$ 3,179,000	2,143,000	1,334,000	386,000	30,000
Red Rock Gathering Company, LLC | Adjustment
Limited Partners' Capital Account [Line Items]
Revenues					14,157,000	12,923,000	12,176,000	10,858,000
Bison Midstream | Adjustment
Limited Partners' Capital Account [Line Items]
Revenues					$ 0	$ 0	$ 0	$ 7,531,000